PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	Rp 1,600,000	Rp 2,080,000	Rp 1,361,000
Amount recognised in other comprehensive income before tax adjustment	5,418,000	(2,869,000)	(2,266,000)
Other employee benefit cost
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	507,000	427,000
Post-employment benefit expense, defined benefit plans	113,000	62,000	82,000
Amount recognised in other comprehensive income before tax adjustment	Rp 14,000	Rp (72,000)	Rp (33,000)